Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2012
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND
Central Index Key	dei_EntityCentralIndexKey	0000748009
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 26, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul. 26, 2013
Prospectus Date	rr_ProspectusDate	Nov. 28, 2012
Supplement -- [Text Block]	ofiamtfreeny_SupplementTextBlock_04

OPPENHEIMER ROCHESTER® AMT-FREE NEW YORK MUNICIPAL FUND
Supplement dated July 26, 2013 to the
Prospectus and Statement of Additional Information, both dated January 28, 2013

This supplement amends the Prospectus and Statement of Additional Information ("SAI") of Oppenheimer Rochester AMT-Free New York Municipal Fund (the "Fund"), both dated January 28, 2013, and is in addition to any other supplement.

Effective July 29, 2013 the Prospectus is revised as follows:

The section titled "Special Risks of Below-Investment-Grade Securities" on page 4 of the Prospectus is deleted in its entirety and replaced with:

Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities (also referred to as "junk" bonds) may be subject to greater price fluctuations than investment-grade securities, increased credit risk and face a greater risk that the issuer might not be able to pay interest and principal when due. The market for below investment-grade securities may be less liquid and therefore these securities may be harder to value or sell, especially during times of market volatility or decline.

Because the Fund can invest up to 25% of its assets in below-investment-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Fund's Sub-Adviser has changed its assessment of the security's credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund's holdings of below-investment-grade securities to exceed, at times significantly, this restriction for an extended period of time. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund's exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk. If the Fund has more than 25% of its total assets invested in below-investment-grade securities, the Sub-Adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction.

John Hancock Funds II | (Diversified Strategies Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement -- [Text Block]	ofiamtfreeny_SupplementTextBlock_04

OPPENHEIMER ROCHESTER® AMT-FREE NEW YORK MUNICIPAL FUND
Supplement dated July 26, 2013 to the
Prospectus and Statement of Additional Information, both dated January 28, 2013

This supplement amends the Prospectus and Statement of Additional Information ("SAI") of Oppenheimer Rochester AMT-Free New York Municipal Fund (the "Fund"), both dated January 28, 2013, and is in addition to any other supplement.

Effective July 29, 2013 the Prospectus is revised as follows:

Risk Narrative Supplement [Text Block]	ofiamtfreeny_SupplementTextBlock_02	The section titled "Special Risks of Below-Investment-Grade Securities" on page 4 of the Prospectus is deleted in its entirety and replaced with:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Special Risks of Below-Investment-Grade Securities. Below-investment-grade debt securities (also referred to as "junk" bonds) may be subject to greater price fluctuations than investment-grade securities, increased credit risk and face a greater risk that the issuer might not be able to pay interest and principal when due. The market for below investment-grade securities may be less liquid and therefore these securities may be harder to value or sell, especially during times of market volatility or decline.

Because the Fund can invest up to 25% of its assets in below-investment-grade securities, the Fund's credit risks are greater than those of funds that buy only investment-grade securities. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Fund's Sub-Adviser has changed its assessment of the security's credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund's holdings of below-investment-grade securities to exceed, at times significantly, this restriction for an extended period of time. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund's exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk. If the Fund has more than 25% of its total assets invested in below-investment-grade securities, the Sub-Adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction.